Expenses - Summary of Operating Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Operating Expense [Abstract]
Professional services	€ 15,483,916	€ 1,530,238		€ 1,195,901
Marketing expenses	7,328,653	1,352,336		1,340,336
Delivery	3,650,455	948,230		289,196
External temporary workers	3,582,636	1,609,798		212,825
Office expense	3,426,903	335,000		480,482
Insurance premium	1,593,833	387,301		126,197
Utilities and similar expenses	1,559,829	321,876		46,791
Fees	1,410,299	139,711
Customs duty tax	1,133,689	43,079		6,836
Travel expenses	1,000,043	290,536		940,048
Short-term and low value leases	567,067	283,198		79,119
Bank Services	508,620	405,798		154,638
Expected credit loss for trade and other receivables	478,698	133,676		8,353
Repairs	231,892	37,463		6,816
Other impairment and losses	211,729	281,429		97
Other	1,237,038	92,071		237,601
Total	€ 43,405,300	€ 8,191,740	[1]	€ 5,125,236	[1]

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.